GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Non-RMH/EGC
Net loss	$ (1,690,941)	$ (2,082,156)	$ (4,029,266)	$ (6,324,031)	$ (11,473,137)	$ (5,320,974)
Net cash used in operating activities			(2,097,363)	$ (1,668,243)	(3,854,506)	(2,082,493)
Accumulated deficit	$ (145,198,634)		$ (145,198,634)		$ (141,176,087)	$ (129,731,305)